SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Leases Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
2022	$ 1,294
2023	1,298
2024	1,263
2025	1,302
2026	1,096
Later years	97
Total lease payments	6,350
Less: Imputed interest	522
Present value of lease liabilities	$ 5,828